Supplemental Disaggregated Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL DISAGGREGATED FINANCIAL INFORMATION
Summary of Supplemental Disaggregated Financial Information on Geographic Basis

	Chile			Argentina			Colombia			Perú			Eliminations			Total
	As of 31, December			As of 31, December			As of 31, December			As of 31, December			As of 31, December			As of 31, December
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Country	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF INCOME
REVENUES AND OTHER OPERATING INCOME	1,521,054,183	1,634,937,088	1,659,727,329	—	—	—	—	—	—	—	—	—	—	—	—	1,521,054,183	1,634,937,088	1,659,727,329
Revenues	1,481,554,138	1,599,032,140	1,639,959,815	—	—	—	—	—	—	—	—	—	—	—	—	1,481,554,138	1,599,032,140	1,639,959,815
Energy sales	1,369,333,310	1,457,671,722	1,516,688,442	—	—	—	—	—	—	—	—	—	—	—	—	1,369,333,310	1,457,671,722	1,516,688,442
Other sales	103,745,285	94,452,287	64,638,599	—	—	—	—	—	—	—	—	—	—	—	—	103,745,285	94,452,287	64,638,599
Other services rendered	8,475,543	46,908,131	58,632,774	—	—	—	—	—	—	—	—	—	—	—	—	8,475,543	46,908,131	58,632,774
Other operating income	39,500,045	35,904,948	19,767,514													39,500,045	35,904,948	19,767,514

RAW MATERIALS AND CONSUMABLES USED	(809,974,152)	(903,978,006)	(895,060,114)	—	—	—	—	—	—	—	—	—	—	—	—	(809,974,152)	(903,978,006)	(895,060,114)
Energy purchases	(326,365,798)	(346,954,692)	(335,731,822)	—	—	—	—	—	—	—	—	—	—	—	—	(326,365,798)	(346,954,692)	(335,731,822)
Fuel consumption	(230,993,754)	(280,739,362)	(295,148,838)	—	—	—	—	—	—	—	—	—	—	—	—	(230,993,754)	(280,739,362)	(295,148,838)
Transportation expenses	(141,551,194)	(152,869,838)	(192,502,995)	—	—	—	—	—	—	—	—	—	—	—	—	(141,551,194)	(152,869,838)	(192,502,995)
Other miscellaneous supplies and services	(111,063,406)	(123,414,114)	(71,676,459)	—	—	—	—	—	—	—	—	—	—	—	—	(111,063,406)	(123,414,114)	(71,676,459)

CONTRIBUTION MARGIN	711,080,031	730,959,082	764,667,215	—	—	—	—	—	—	—	—	—	—	—	—	711,080,031	730,959,082	764,667,215

Other work performed by the entity and capitalized	7,449,013	7,226,484	9,758,304	—	—	—	—	—	—	—	—	—	—	—	—	7,449,013	7,226,484	9,758,304
Employee benefit expense	(53,800,538)	(54,222,470)	(60,350,072)	—	—	—	—	—	—	—	—	—	—	—	—	(53,800,538)	(54,222,470)	(60,350,072)
Other expenses	(82,478,947)	(102,821,020)	(119,303,215)	—	—	—	—	—	—	—	—	—	—	—	—	(82,478,947)	(102,821,020)	(119,303,215)

GROSS OPERATING INCOME	582,249,559	581,142,076	594,772,232	—	—	—	—	—	—	—	—	—	—	—	—	582,249,559	581,142,076	594,772,232

Depreciation and amortization expense	(117,765,263)	(117,337,553)	(132,600,381)	—	—	—	—	—	—	—	—	—	—	—	—	(117,765,263)	(117,337,553)	(132,600,381)
Impairment losses (reversals of impairment losses) recognized in profit or loss	(100,900)	55,494	(30,785,531)	—	—	—	—	—	—	—	—	—	—	—	—	(100,900)	55,494	(30,785,531)
								—	—
OPERATING INCOME	464,383,396	463,860,017	431,386,320	—	—	—	—	—	—	—	—	—	—	—	—	464,383,396	463,860,017	431,386,320

FINANCIAL RESULT	(47,947,351)	(36,610,248)	(35,678,632)	—	—	—	—	—	—	—	—	—	—	—	—	(47,947,351)	(36,610,248)	(35,678,632)
Financial income	5,778,242	5,273,672	6,150,751	—	—	—	—	—	—	—	—	—	—	—	—	5,778,242	5,273,672	6,150,751
Income from deposits and other financial instruments	5,527,543	3,077,708	2,150,797	—	—	—	—	—	—	—	—	—	—	—	—	5,527,543	3,077,708	2,150,797
Other financial income	250,699	2,195,964	3,999,954	—	—	—	—	—	—	—	—	—	—	—	—	250,699	2,195,964	3,999,954
Financial costs	(48,189,495)	(50,851,829)	(55,701,778)	—	—	—	—	—	—	—	—	—	—	—	—	(48,189,495)	(50,851,829)	(55,701,778)
Bank borrowings	(22,576)	(261)	(2,033,835)	—	—	—	—	—	—	—	—	—	—	—	—	(22,576)	(261)	(2,033,835)
Secured and unsecured obligations	(43,965,839)	(42,708,253)	(44,268,489)	—	—	—	—	—	—	—	—	—	—	—	—	(43,965,839)	(42,708,253)	(44,268,489)
Other	(4,201,080)	(8,143,315)	(9,399,454)	—	—	—	—	—	—	—	—	—	—	—	—	(4,201,080)	(8,143,315)	(9,399,454)
Gains (losses) from indexed assets and liabilities	(2,480,291)	145,608	606,075	—	—	—	—	—	—	—	—	—	—	—	—	(2,480,291)	145,608	606,075
Foreign currency exchange differences	(3,055,807)	8,822,301	13,266,320	—	—	—	—	—	—	—	—	—	—	—	—	(3,055,807)	8,822,301	13,266,320
Positive	18,458,283	19,563,838	48,546,664	—	—	—	—	—	—	—	—	—	—	—	—	18,458,283	19,563,838	48,546,664
Negative	(21,514,090)	(10,741,537)	(35,280,344)	—	—	—	—	—	—	—	—	—	—	—	—	(21,514,090)	(10,741,537)	(35,280,344)

Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,281,453	(2,696,904)	7,878,201	—	—	—	—	—	—	—	—	—	—	—	—	3,281,453	(2,696,904)	7,878,201
Other gains (losses)	3,434,503	113,088,869	121,490,974	—	—	—	—	—	—	—	—	—	—	—	—	3,434,503	113,088,869	121,490,974
Gain (loss) from other investments	409,954	105,462,769	121,457,430	—	—	—	—	—	—	—	—	—	—	—	—	409,954	105,462,769	121,457,430
Gain (loss) from the sale of property, plant and equipment	3,024,549	7,626,100	33,544	—	—	—	—	—	—	—	—	—	—	—	—	3,024,549	7,626,100	33,544

INCOME BEFORE TAX	423,152,001	537,641,734	525,076,863	—	—	—	—	—	—	—	—	—	—	—	—	423,152,001	537,641,734	525,076,863

Income tax	(104,946,765)	(112,099,519)	(83,216,935)	—	—	—	—	—	—	—	—	—	—	—	—	(104,946,765)	(112,099,519)	(83,216,935)

Net income from continuing operations	318,205,236	425,542,215	441,859,928	—	—	—	—	—	—	—	—	—	—	—	—	318,205,236	425,542,215	441,859,928
Net income from discontinued operations	—	—	5,889,236	—	—	15,063,586	—	—	32,152,791	—	—	26,466,832	—	—	—	—	—	79,572,445
NET INCOME	318,205,236	425,542,215	447,749,164	—	—	15,063,586	—	—	32,152,791	—	—	26,466,832	—	—	—	318,205,236	425,542,215	521,432,373

Net income attributable to:	—	425,542,215	447,749,164	—	—	15,063,586	—	—	32,152,791	—	—	26,466,832	—	—	—	318,205,236	425,542,215	521,432,373
Shareholders of Enel Chile																309,029,455	418,453,814	472,558,428
Non-controlling interests																9,175,781	7,088,401	48,873,945

	Chile			Argentina			Colombia			Peru			Eliminations			Total
	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016
Country	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOW
Net cash provided by (used in) operating activities	465,273,275	488,167,382	490,177,558	—	—	13,638,776	—	—	47,055,127	—	—	8,317,128	—	—	—	465,273,275	488,167,382	559,188,589
Net cash (used in) provided by investing activities	(228,125,034)	(91,867,647)	(34,631,759)	—	—	(5,901,336)	—	—	(16,448,412)	—	—	(3,598,013)	—	—	—	(228,125,034)	(91,867,647)	(60,579,520)
Net cash (used in) provided by financing activities	(291,939,624)	(301,835,211)	(388,561,440)	—	—	(17,813,237)	—	—	(90,476,446)	—	—	(22,802,105)	—	—	—	(291,939,624)	(301,835,211)	(519,653,228)